Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of subsidiaries

The Company’s significant subsidiaries as of December 31, 2021 include the following:

	Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. (“Shanghai Juxiang”)	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. (“Shanghai Baoyi”)	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited (“Jupai Hong Kong”)	August 21, 2012	Hong Kong	100%

Shanghai Jupai
Schedule of subsidiaries

Shanghai Jupai’s significant subsidiaries as of December 31, 2021 include the following:

	Date of Incorporation/ acquisition	Place of Incorporation	Percentage of Ownership
Juzhou Asset Management (Shanghai) Co., Ltd. (“Juzhou”)	May 17, 2013	PRC	85%
Shanghai Jupai Yumao Fund Sales Co., Ltd. (“Yumao”)	February 26, 2014	PRC	100%

Shanghai E Chengs
Schedule of subsidiaries

Shanghai E-Cheng’s significant subsidiaries as of December 31, 2021 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidezhen Investment Management Center (Limited Partnership) ("Yidezhen")	July 16, 2015	PRC	100%

Shanghai Yedu's
Schedule of subsidiaries

Shanghai Yedu's significant subsidiaries as of December 31, 2021 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidexin Equity Investment Management Co., Ltd ("Yidexin")	July 16, 2015	PRC	100%